Significant Accounting Policies - Schedule of Potential Common Shares (Details) - shares	9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Schedule of Potential Common Shares [Line Items]
Total share of anti-dilutive	571,444	694,128	543,302	180,935
Options [Member]
Schedule of Potential Common Shares [Line Items]
Total share of anti-dilutive	61,864	33,924
Warrant [Member]
Schedule of Potential Common Shares [Line Items]
Total share of anti-dilutive	509,580	660,204